Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities

NOTE 10: ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities as of December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Payroll	$7,913	$6,671
Accrued interest	45,445	55,650
Accrued voyage expenses	1,014	1,344
Audit fees and related services	375	225
Accrued taxes	9,006	7,911
Professional fees	417	470
Other accrued expenses	289	264
Total accrued expenses	$64,459	$72,535